Note 10 - Share-based Compensation - Share-based Compensation Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Allocated Share-based Compensation Expense	$ 1,584	$ 3,152	$ 8,194
Research and Development Expense [Member]
Allocated Share-based Compensation Expense	859	901	4,124
General and Administrative Expense [Member]
Allocated Share-based Compensation Expense	$ 725	$ 2,251	$ 4,070